Shareholder Report, Line Graph (Details) - USD ($)															1 Months Ended	2 Months Ended			3 Months Ended	4 Months Ended		5 Months Ended		6 Months Ended	8 Months Ended		9 Months Ended			10 Months Ended	11 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended		15 Months Ended	16 Months Ended		21 Months Ended			22 Months Ended	24 Months Ended		25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended		33 Months Ended			34 Months Ended	36 Months Ended		38 Months Ended	39 Months Ended	40 Months Ended		45 Months Ended			46 Months Ended	48 Months Ended		50 Months Ended	51 Months Ended	52 Months Ended		57 Months Ended			58 Months Ended	60 Months Ended		62 Months Ended	63 Months Ended	64 Months Ended		69 Months Ended	72 Months Ended		74 Months Ended	75 Months Ended	76 Months Ended		81 Months Ended	84 Months Ended	86 Months Ended	93 Months Ended	96 Months Ended	98 Months Ended	105 Months Ended	108 Months Ended	110 Months Ended	117 Months Ended	120 Months Ended	122 Months Ended
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C000159198
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Alternative Investment Fund
Accumulated Value												$ 10,000																	$ 10,036														$ 11,515											$ 10,421										$ 11,385										$ 11,443								$ 12,709							$ 11,628			$ 11,845			$ 12,288			$ 13,955
C000129685
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Alternative Investment Fund
Accumulated Value													$ 10,000																					$ 9,937												$ 11,481											$ 10,460										$ 11,492										$ 11,608							$ 12,973						$ 11,919			$ 12,205			$ 12,749			$ 14,573
C000213661
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Common Ground Fund
Accumulated Value	$ 10,000																														$ 9,725
C000213660
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Common Ground Fund
Accumulated Value							$ 10,010	$ 10,000																									$ 11,478												$ 15,169											$ 13,315										$ 15,277										$ 16,784							$ 16,956
C000253434
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Eckhardt Managed Futures Strategy Fund
Accumulated Value	10,000															$ 9,382						$ 8,724			$ 8,469						8,212
C000253435
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Eckhardt Managed Futures Strategy Fund
Accumulated Value		$ 10,000															$ 10,110						$ 9,579			$ 8,918						$ 8,677				$ 8,435
C000213662
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Evolution Plus Fund
Accumulated Value									$ 10,000										$ 9,804																			$ 9,624											$ 11,020										$ 8,373										$ 8,457										$ 9,702							$ 10,440
C000245743
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Global Fund
Accumulated Value			$ 10,000												$ 10,240																				$ 11,084												$ 13,153
C000226634
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Government Income Tactical Fund
Accumulated Value				$ 10,000																							$ 10,695														$ 8,396											$ 7,445										$ 7,543										$ 7,960
C000159195
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Managed Income Fund
Accumulated Value												10,000																	10,361														10,813											10,407										11,415										10,292								10,165							9,690			9,846			9,873			10,323
C000129682
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Managed Income Fund
Accumulated Value													10,000																					10,600												11,135											10,783										11,914										10,816							10,744						10,305			10,537			10,645			11,188
C000159197
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Market Leaders Fund
Accumulated Value												10,000																	11,717														13,607											11,694										14,678										20,153								22,683							17,225			19,715			21,757			21,836
C000129684
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Market Leaders Fund
Accumulated Value													10,000																					11,800												13,785											11,929										15,040										20,746							23,503						17,959			20,657			22,938			23,162
C000213664
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Pattern Recognition Fund
Accumulated Value											$ 10,000									$ 11,150																			$ 11,111											$ 14,875										$ 12,124										$ 13,803										$ 16,393							$ 20,856
C000226637
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Rising Dividend Tactical Fund
Accumulated Value					$ 10,000																							$ 11,114														$ 7,571											$ 8,565										$ 9,883										$ 10,272
C000161884
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified STF Fund
Accumulated Value														$ 10,000				$ 9,810																			$ 8,358											$ 14,027										$ 12,977										$ 15,011										$ 26,475							$ 33,938						$ 18,167			$ 29,213			$ 37,746			$ 36,603
C000161885
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified STF Fund
Accumulated Value														10,000				9,811																			8,381											14,157										13,176										15,339										27,218							35,107						18,905			30,598			39,759			38,777
C000213666
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Tactical Fixed Income Fund
Accumulated Value										$ 10,000											$ 10,132																			$ 11,182											$ 10,848										$ 8,355										$ 7,808										$ 7,727							$ 7,125
C000225736
Account Value [Line Items]
Line Graph and Table Measure Name																								Quantified Tactical Sectors Fund
Accumulated Value						$ 10,000																								$ 8,341														$ 6,043											$ 6,874										$ 7,840										$ 8,150
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value												10,000																	11,107														13,532											12,939										17,013										20,143								25,925							21,230			26,811			33,518			39,512
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value													10,000																					11,196												13,640											13,042										17,149										20,304							26,132						21,399			27,025			33,786			39,827
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000																														11,378
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							$ 9,977	$ 10,000																									$ 11,765												$ 15,112											$ 12,425										$ 15,589										$ 19,323							$ 22,610
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500 Index TR
Accumulated Value	$ 10,000															$ 9,313						$ 10,333			$ 11,172						$ 11,469
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500 Index TR
Accumulated Value		$ 10,000															$ 10,095						$ 9,663			$ 10,721						$ 11,592				$ 11,899
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									$ 10,000										$ 10,907																			$ 12,914											$ 16,621										$ 13,611										$ 17,188										$ 21,489							$ 25,331
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																								MSCI ACWI Index
Accumulated Value			$ 10,000												$ 10,516																				$ 12,356												$ 15,116
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000																							$ 10,083														$ 8,771											$ 9,256										$ 9,372										$ 10,056
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Index
Accumulated Value												10,000																	10,021														10,376											10,377										11,282										12,129								11,942							10,388			10,962			11,099			11,910
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Index
Accumulated Value													10,000																					10,265												10,628											10,629										11,556										12,423							12,232						10,641			11,229			11,369			12,199
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																								MSCI ACWI Index
Accumulated Value												10,000																	10,802														13,391											12,130										15,356										17,852								21,162							17,276			21,111			24,804			30,344
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																								MSCI ACWI Index
Accumulated Value													10,000																					10,787												13,372											12,113										15,335										17,827							21,133						17,251			21,081			24,769			30,301
50/50 S&P 500/Bloomberg Aggregate Bond
Account Value [Line Items]
Accumulated Value											10,000									10,526																			11,964											13,496										11,436										13,218										14,890							16,773
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000																							$ 11,669														$ 9,556											$ 12,068										$ 15,087										$ 17,785
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value														10,000				10,216																			10,960											14,575										14,581										20,334										30,272							38,599						26,099			40,488			50,968			61,683
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value														$ 10,000				$ 10,216																			$ 10,960											$ 14,575										$ 14,581										$ 20,334										$ 30,272							$ 38,599						$ 26,099			$ 40,488			$ 50,968			$ 61,683
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Index
Accumulated Value										$ 10,000											$ 10,148																			$ 10,910											$ 10,742										$ 9,344										$ 9,861										$ 9,984							$ 10,713
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						$ 10,000																								$ 12,793														$ 10,476											$ 13,230										$ 16,540										$ 19,497
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Morningstar Aggressive Target Risk Index
Accumulated Value												$ 10,000																	$ 11,043														$ 13,467											$ 12,367										$ 15,571										$ 17,635								$ 20,686							$ 17,391			$ 20,574			$ 23,146			$ 27,875
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Morningstar Aggressive Target Risk Index
Accumulated Value													$ 10,000																					$ 11,134												$ 13,577											$ 12,468										$ 15,699										$ 17,780							$ 20,856						$ 17,534			$ 20,743			$ 23,337			$ 28,104
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value											$ 10,000									$ 11,111																			$ 13,155											$ 16,932										$ 13,865										$ 17,510										$ 21,891							$ 25,805